Other Assets - Other Non-current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Deferred financing costs, net	$ 604,037	$ 704,982
Security deposits with landlords	236,845	274,822
Straight-line revenue receivable	39,676	46,313
Other security deposits	3,148	3,271
Deferred income tax assets, net	1,273	1,377	$ 1,200
Other long-term prepaid expenses and other assets	28,519	31,493
Total other assets	913,498	1,062,258
Deferred financing costs, accumulated amortization	377,300	169,700
SoftBank Senior Unsecured Notes
Debt Instrument [Line Items]
Deferred financing costs, net	381,588	488,312
2020 LC Facility
Debt Instrument [Line Items]
Deferred financing costs, net	207,221	199,832
SoftBank Other Debt Payable To SBG
Debt Instrument [Line Items]
Deferred financing costs, net	7,236	11,334
SoftBank Other Debt Payable To Third Parties
Debt Instrument [Line Items]
Deferred financing costs, net	7,679	5,440
Other Debt Instruments
Debt Instrument [Line Items]
Deferred financing costs, net	$ 313	$ 64